Restatement of Previously Issued Financial Statements (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Oct. 15, 2020	Jul. 29, 2020
Condensed Financial Information Disclosure [Abstract]
Derivative warrant	$ 1,273,000	$ 9,816,670	$ 21,600,000